Principal Group Companies - Summary of Information of Subsidiaries (Detail)	12 Months Ended
Jun. 30, 2018
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%
Diageo Ireland [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Republic of Ireland
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Production, marketing and distribution of premium drinks
Diageo Great Britain Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Country of operation	Great Britain
Percentage of equity owned	100.00%
Business description	Marketing and distribution of premium drinks
Diageo Scotland Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Scotland
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Production, marketing and distribution of premium drinks
Diageo Brands B.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Netherlands
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Marketing and distribution of premium drinks
Diageo North America, Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	United States
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Production, importing, marketing and distribution of premium drinks
United Spirits Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	India
Country of operation	India
Percentage of equity owned	54.78%
Business description	Production, importing, marketing and distribution of premium drinks
Diageo Capital Plc [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Scotland
Country of operation	United Kingdom
Percentage of equity owned	100.00%
Business description	Financing company for the group
Diageo Finance PLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Country of operation	United Kingdom
Percentage of equity owned	100.00%
Business description	Financing company for the group
Diageo Investment Corporation [member]
Disclosure of subsidiaries [line items]
Country of incorporation	United States
Country of operation	United States
Percentage of equity owned	100.00%
Business description	Financing company for the US group
Mey Icki Sanayi ve Ticaret A.S. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Turkey
Country of operation	Turkey
Percentage of equity owned	100.00%
Business description	Production, marketing and distribution of premium drinks